Cover	Nov. 16, 2021
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 16, 2021
Entity File Number	001-40572
Entity Registrant Name	Macondray Capital Acquisition Corp. I
Entity Central Index Key	0001852771
Entity Tax Identification Number	98-1593063
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	2995 Woodside Road
Entity Address, Address Line Two	Suite 250
Entity Address, City or Town	Woodside
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94062
City Area Code	650
Local Phone Number	995-7205
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-third of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, par value $0.0001 per share, and one-third of one redeemable warrant
Trading Symbol	DRAYU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary share, par value $0.0001 per share
Trading Symbol	DRAY
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share, par value $0.0001 per share
Trading Symbol	DRAYW
Security Exchange Name	NASDAQ